Transactions with non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of transactions with non interesting interests and their impacts

		Debit to	Total net
	(Debit)/credit	non-controlling	(debit)/credit to
For the year ended 31 December 2018	to other reserve	interests	Equity
	RMB’000	RMB’000	RMB’000
Acquisition of additional interests in a subsidiary:
— Huizhou Pengai (Note a)	410	(590)	(180)
— Chongqing Pengai Aesthetic Medical Clinic Co., Ltd. (“Chongqing Pengai”) (Note b)	(3,820)	(2,430)	(6,250)

Disposal of interests in a subsidiary without loss of control:
— Shenzhen Pengai Xiuqi Medical Aesthetic Clinic Co. Ltd. (“Pengai Xiuqi”) (Note c)	—	1,320	1,320
— Guangzhou Pengai Medical Aesthetic Clinic Co., Ltd. (“Guangzhou Pengai”) (Note d)	681	1,199	1,880
— Hangzhou Pengai Aesthetic Medical Clinic Co., Ltd. (“Hangzhou Pengai”) (Note e)	(350)	2,809	2,459

	(3,079)	2,308	(771)

		Debit to	Total net
	(Debit)/credit	non-controlling	(debit)/credit to
For the year ended 31 December 2019	to other reserve	interests	Equity
	RMB’000	RMB’000	RMB’000
Acquisition of additional interests in a subsidiary:
— Guangzhou Pengai (Note f)	(1,946)	(1,062)	(3,008)
—Hangzhou Pengai (Note g)	(2,389)	(2,517)	(4,906)
—Chongqing Pengai (Note h)	(867)	(383)	(1,250)
— Changsha Pengai (Note i)	(539)	(511)	(1,050)
Disposal of interests in a subsidiary without loss of control:
— Guangzhou Pengai (Note j)	642	298	940
— Nanchang Pengai Aesthetic Medical Clinic Co., Ltd. (“ Nanchang Pengai”) (Note k)	(161)	1,111	950
— Yantai Pengai Jiayan Cosmetic Surgery Hospital Co., Ltd. (“Yantai Pengai Jiayan”) (Note l)	12	488	500
	(5,248)	(2,576)	(7,824)

		Debit to	Total net
	(Debit)/credit	non-controlling	(debit)/credit to
For the year ended 31 December 2020	to other reserve	interests	Equity
	RMB’000	RMB’000	RMB’000
Acquisition of additional interests in a subsidiary:
— Shanghai Pengai (Note m)	92	(217)	(125)
Disposal of interests in a subsidiary without loss of control:
— Shanghai Jiahong (Note n)	(65)	65	—
— Guangzhou Pengai (Note o)	2,613	147	2,760
	2,640	(5)	2,635

Huizhou Pengai
Schedule of additional non-controlling interests acquired

(a)	Acquisition of additional interest in Huizhou Pengai

2018
RMB’000

Carrying amount of non-controlling interests acquired	590
Consideration paid to non-controlling interests	(180)
Gain on acquisition within equity	410

Changsha Pengai
Schedule of additional non-controlling interests acquired

(k)Disposal of interest in Nanchang Pengai without loss of control

2019
RMB’000
Carrying amount of non-controlling interests disposed of	161
Less: consideration received from non-controlling interest	950
Gain on disposal within equity	1,111

Chongqing Pengai
Schedule of disposal of non-controlling interests without loss of control

(a)	Acquisition of additional interest in Chongqing Pengai

2018
RMB’000

Carrying amount of non-controlling interests acquired	2,430
Consideration paid to non-controlling interests	(6,250)
Excess of consideration paid to non-controlling interest recognised within equity	(3,820)

(a)	Disposal of interest in Guangzhou Pengai without loss of control

2018
RMB’000
Carrying amount of non-controlling interests disposed of	(1,199)
Less: consideration received from non-controlling interest	1,880
Gain on disposal within equity	681

(a)	Acquisition of interest in Chongqing Pengai

2019
RMB’000
Carrying amount of non-controlling interests acquired	867
Consideration paid to non-controlling interests	(1,250)
Excess of consideration paid to non-controlling interest recognised within equity	(383)

(j)	Disposal of interest in Guangzhou Pengai without loss of control

2019
RMB’000
Carrying amount of non-controlling interests disposed of	(642)
Less: consideration received from non-controlling interest	940
Gain on disposal within equity	298

(n)Disposal of interest in Shanghai Jiahong without loss of control

2020
RMB’000
Carrying amount of non-controlling interests disposed of	(65)
Less: consideration received from non-controlling interest	—
Gain on disposal within equity	(65)

Pengai Xiuqi
Schedule of additional non-controlling interests acquired

(a)	Disposal of interest in Pengai Xiuqi without loss of control

2018
RMB’000
Carrying amount of non-controlling interests disposed of	(1,320)
Less: consideration received from non-controlling interest	1,320
Gain on disposal within equity	—

Schedule of disposal of non-controlling interests without loss of control
(a)	Disposal of interest in Hangzhou Pengai without loss of control

2018
RMB’000
Carrying amount of non-controlling interests disposed of	(2,809)
Less: consideration received from non-controlling interest	2,459
Gain on disposal within equity	(350)

Guangzhou Pengai
Schedule of additional non-controlling interests acquired
(a)	Acquisition of interest in Guangzhou Pengai

2019
RMB’000
Carrying amount of non-controlling interests acquired	1,946
Consideration paid to non-controlling interests	(3,008)
Excess of consideration paid to non-controlling interest recognised within equity	(1,062)

(o)Disposal of interest in Guangzhou Pengai without loss of control

2020
RMB’000

Carrying amount of non-controlling interests disposed of	(147)
Less: consideration received from non-controlling interest	2,760

Gain on disposal within equity	2,613

Schedule of disposal of non-controlling interests without loss of control

(a)	Acquisition of additional interest in Chongqing Pengai

2018
RMB’000

Carrying amount of non-controlling interests acquired	2,430
Consideration paid to non-controlling interests	(6,250)
Excess of consideration paid to non-controlling interest recognised within equity	(3,820)

(a)	Disposal of interest in Guangzhou Pengai without loss of control

2018
RMB’000
Carrying amount of non-controlling interests disposed of	(1,199)
Less: consideration received from non-controlling interest	1,880
Gain on disposal within equity	681

(a)	Acquisition of additional interest in Chongqing Pengai

2018
RMB’000

Carrying amount of non-controlling interests acquired	2,430
Consideration paid to non-controlling interests	(6,250)
Excess of consideration paid to non-controlling interest recognised within equity	(3,820)

(a)	Disposal of interest in Guangzhou Pengai without loss of control

2018
RMB’000
Carrying amount of non-controlling interests disposed of	(1,199)
Less: consideration received from non-controlling interest	1,880
Gain on disposal within equity	681

(a)	Acquisition of interest in Chongqing Pengai

2019
RMB’000
Carrying amount of non-controlling interests acquired	867
Consideration paid to non-controlling interests	(1,250)
Excess of consideration paid to non-controlling interest recognised within equity	(383)

(j)	Disposal of interest in Guangzhou Pengai without loss of control

2019
RMB’000
Carrying amount of non-controlling interests disposed of	(642)
Less: consideration received from non-controlling interest	940
Gain on disposal within equity	298

(n)Disposal of interest in Shanghai Jiahong without loss of control

2020
RMB’000
Carrying amount of non-controlling interests disposed of	(65)
Less: consideration received from non-controlling interest	—
Gain on disposal within equity	(65)

(j)	Disposal of interest in Guangzhou Pengai without loss of control

2019
RMB’000
Carrying amount of non-controlling interests disposed of	(642)
Less: consideration received from non-controlling interest	940
Gain on disposal within equity	298

(a)	Acquisition of additional interest in Chongqing Pengai

2018
RMB’000

Carrying amount of non-controlling interests acquired	2,430
Consideration paid to non-controlling interests	(6,250)
Excess of consideration paid to non-controlling interest recognised within equity	(3,820)

(a)	Disposal of interest in Guangzhou Pengai without loss of control

2018
RMB’000
Carrying amount of non-controlling interests disposed of	(1,199)
Less: consideration received from non-controlling interest	1,880
Gain on disposal within equity	681

(a)	Acquisition of additional interest in Chongqing Pengai

2018
RMB’000

Carrying amount of non-controlling interests acquired	2,430
Consideration paid to non-controlling interests	(6,250)
Excess of consideration paid to non-controlling interest recognised within equity	(3,820)

(a)	Disposal of interest in Guangzhou Pengai without loss of control

2018
RMB’000
Carrying amount of non-controlling interests disposed of	(1,199)
Less: consideration received from non-controlling interest	1,880
Gain on disposal within equity	681

(a)	Acquisition of interest in Chongqing Pengai

2019
RMB’000
Carrying amount of non-controlling interests acquired	867
Consideration paid to non-controlling interests	(1,250)
Excess of consideration paid to non-controlling interest recognised within equity	(383)

(j)	Disposal of interest in Guangzhou Pengai without loss of control

2019
RMB’000
Carrying amount of non-controlling interests disposed of	(642)
Less: consideration received from non-controlling interest	940
Gain on disposal within equity	298

(n)Disposal of interest in Shanghai Jiahong without loss of control

2020
RMB’000
Carrying amount of non-controlling interests disposed of	(65)
Less: consideration received from non-controlling interest	—
Gain on disposal within equity	(65)

(j)	Disposal of interest in Guangzhou Pengai without loss of control

2019
RMB’000
Carrying amount of non-controlling interests disposed of	(642)
Less: consideration received from non-controlling interest	940
Gain on disposal within equity	298

(n)Disposal of interest in Shanghai Jiahong without loss of control

2020
RMB’000
Carrying amount of non-controlling interests disposed of	(65)
Less: consideration received from non-controlling interest	—
Gain on disposal within equity	(65)

Hangzhou Pengai
Schedule of additional non-controlling interests acquired

(i)Acquisition of interest in Changsha Pengai

2019
RMB’000
Carrying amount of non-controlling interests acquired	539
Consideration paid to non-controlling interests	(1,050)
Excess of consideration paid to non-controlling interest recognised within equity	(511)

Schedule of disposal of non-controlling interests without loss of control
(a)	Acquisition of interest in Hangzhou Pengai

2019
RMB’000
Carrying amount of non-controlling interests acquired	2,389
Consideration paid to non-controlling interests	(4,906)
Excess of consideration paid to non-controlling interest recognised within equity	(2,517)

Nanchang Pengai
Schedule of disposal of non-controlling interests without loss of control

(m)Acquisition of interest in Shanghai Pengai

2020
RMB’000
Carrying amount of non-controlling interests acquired	(92)
Consideration paid to non-controlling interests	(125)
Excess of consideration paid to non-controlling interest recognised within equity	(217)

Yantai Pengai Jiayan
Schedule of additional non-controlling interests acquired

(l)Disposal of interest in Yantai Pengai Jiayan without loss of control

2019
RMB’000
Carrying amount of non-controlling interests disposed of	(12)
Less: consideration received from non-controlling interest	500
Gain on disposal within equity	488

Schedule of disposal of non-controlling interests without loss of control

(a)	Acquisition of additional interest in Chongqing Pengai

2018
RMB’000

Carrying amount of non-controlling interests acquired	2,430
Consideration paid to non-controlling interests	(6,250)
Excess of consideration paid to non-controlling interest recognised within equity	(3,820)

(a)	Disposal of interest in Guangzhou Pengai without loss of control

2018
RMB’000
Carrying amount of non-controlling interests disposed of	(1,199)
Less: consideration received from non-controlling interest	1,880
Gain on disposal within equity	681

(a)	Acquisition of additional interest in Chongqing Pengai

2018
RMB’000

Carrying amount of non-controlling interests acquired	2,430
Consideration paid to non-controlling interests	(6,250)
Excess of consideration paid to non-controlling interest recognised within equity	(3,820)

(a)	Disposal of interest in Guangzhou Pengai without loss of control

2018
RMB’000
Carrying amount of non-controlling interests disposed of	(1,199)
Less: consideration received from non-controlling interest	1,880
Gain on disposal within equity	681

(a)	Acquisition of interest in Chongqing Pengai

2019
RMB’000
Carrying amount of non-controlling interests acquired	867
Consideration paid to non-controlling interests	(1,250)
Excess of consideration paid to non-controlling interest recognised within equity	(383)

(j)	Disposal of interest in Guangzhou Pengai without loss of control

2019
RMB’000
Carrying amount of non-controlling interests disposed of	(642)
Less: consideration received from non-controlling interest	940
Gain on disposal within equity	298

(n)Disposal of interest in Shanghai Jiahong without loss of control

2020
RMB’000
Carrying amount of non-controlling interests disposed of	(65)
Less: consideration received from non-controlling interest	—
Gain on disposal within equity	(65)

(j)	Disposal of interest in Guangzhou Pengai without loss of control

2019
RMB’000
Carrying amount of non-controlling interests disposed of	(642)
Less: consideration received from non-controlling interest	940
Gain on disposal within equity	298

(n)Disposal of interest in Shanghai Jiahong without loss of control

2020
RMB’000
Carrying amount of non-controlling interests disposed of	(65)
Less: consideration received from non-controlling interest	—
Gain on disposal within equity	(65)